Uncategorized Items
[cik0000732697_SupplementTextBlock]
Ultra Series Fund
Supplement Dated December 19, 2014
This Supplement amends the Prospectus of the Ultra Series Fund (“USF”) Target Retirement Funds dated May 1, 2014, as amended May 14, 2014 and August 29, 2014. Please keep this Supplement with your records.

Effective January 1, 2015, the Fees and Expenses table and related Example for the USF Target Retirement 2020 Fund, USF Target Retirement 2030 Fund, USF Target Retirement 2040 Fund and USF Target Retirement 2050 Fund is hereby deleted and replaced in its entirety with the following:

[rr_AcquiredFundFeesAndExpensesOverAssets]	0.0055	[Footnote-36DB3332C68F8EC1ABBCBC6720F6931F_lbl]	0.0055	[Footnote-1D2B7B65B51957C77781BC985113FD84_lbl]	0.0055	[Footnote-527454315A448D0C1EF4BC9C70ADD2A0_lbl]	0.0055	[Footnote-7C43E187DA0254BC6EDCBCA80D8B7ED0_lbl]
[rr_AnnualFundOperatingExpensesTableTextBlock]									 ~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column period compact * column dei_DocumentInformationDocumentAxis compact cik0000732697_UltraSeriesFundMember column dei_LegalEntityAxis compact cik0000732697_S000019110Member column rr_ProspectusShareClassAxis compact cik0000732697_C000052853Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column period compact * column dei_DocumentInformationDocumentAxis compact cik0000732697_UltraSeriesFundMember column dei_LegalEntityAxis compact cik0000732697_S000019111Member column rr_ProspectusShareClassAxis compact cik0000732697_C000052854Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column period compact * column dei_DocumentInformationDocumentAxis compact cik0000732697_UltraSeriesFundMember column dei_LegalEntityAxis compact cik0000732697_S000019112Member column rr_ProspectusShareClassAxis compact cik0000732697_C000052855Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column period compact * column dei_DocumentInformationDocumentAxis compact cik0000732697_UltraSeriesFundMember column dei_LegalEntityAxis compact cik0000732697_S000030254Member column rr_ProspectusShareClassAxis compact cik0000732697_C000093111Member row primary compact * ~
[rr_DistributionAndService12b1FeesOverAssets]	0.0000		0.0000		0.0000		0.0000
[rr_ExpenseExampleByYearCaption]									The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:	The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:	The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:	The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[rr_ExpenseExampleClosingTextBlock]									The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
[rr_ExpenseExampleHeading]									Example:	Example:	Example:	Example:
[rr_ExpenseExampleNarrativeTextBlock]									The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.	The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.	The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.	The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
[rr_ExpenseExampleWithRedemptionTableTextBlock]									 ~ http://xbrl.sec.gov/rr/role/ExpenseExample column period compact * column dei_DocumentInformationDocumentAxis compact cik0000732697_UltraSeriesFundMember column dei_LegalEntityAxis compact cik0000732697_S000019110Member column rr_ProspectusShareClassAxis compact cik0000732697_C000052853Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/ExpenseExample column period compact * column dei_DocumentInformationDocumentAxis compact cik0000732697_UltraSeriesFundMember column dei_LegalEntityAxis compact cik0000732697_S000019111Member column rr_ProspectusShareClassAxis compact cik0000732697_C000052854Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/ExpenseExample column period compact * column dei_DocumentInformationDocumentAxis compact cik0000732697_UltraSeriesFundMember column dei_LegalEntityAxis compact cik0000732697_S000019112Member column rr_ProspectusShareClassAxis compact cik0000732697_C000052855Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/ExpenseExample column period compact * column dei_DocumentInformationDocumentAxis compact cik0000732697_UltraSeriesFundMember column dei_LegalEntityAxis compact cik0000732697_S000030254Member column rr_ProspectusShareClassAxis compact cik0000732697_C000093111Member row primary compact * ~
[rr_ExpenseExampleYear01]													56	56	56	56
[rr_ExpenseExampleYear03]													176	176	176	176
[rr_ExpenseExampleYear05]													307	307	307	307
[rr_ExpenseExampleYear10]													689	689	689	689
[rr_ExpenseHeading]									Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses
[rr_ExpenseNarrativeTextBlock]
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

[rr_ExpensesOverAssets]	0.0000	[Footnote-113BD407C6517F023392BC67035F91B5_lbl]	0.0000	[Footnote-9F0889B976F78683BF46BC983551EB93_lbl]	0.0000	[Footnote-DCCCA32977C7D1C698F3BC9C37E98B11_lbl]	0.0000	[Footnote-7FDB95E05A62DDB03C90BCA7DEA3F42D_lbl]
[rr_ManagementFeesOverAssets]	0.0000		0.0000		0.0000		0.0000
[rr_MaximumDeferredSalesChargeOverOfferingPrice]	0.0000		0.0000		0.0000		0.0000
[rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice]	0.0000		0.0000		0.0000		0.0000
[rr_NetExpensesOverAssets]	0.0055		0.0055		0.0055		0.0055
[rr_OperatingExpensesCaption]									Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesOverAssets]	0.0000		0.0000		0.0000		0.0000
[rr_RedemptionFeeOverRedemption]	0.0000		0.0000		0.0000		0.0000
[rr_RiskReturnHeading]									USF Target Retirement 2020 Fund	USF Target Retirement 2030 Fund	USF Target Retirement 2040 Fund	USF Target Retirement 2050 Fund
[rr_ShareholderFeesCaption]									Shareholder Fees: (fees paid directly from your investment)	Shareholder Fees: (fees paid directly from your investment)	Shareholder Fees: (fees paid directly from your investment)	Shareholder Fees: (fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]									 ~ http://xbrl.sec.gov/rr/role/ShareholderFeesData column period compact * column dei_DocumentInformationDocumentAxis compact cik0000732697_UltraSeriesFundMember column dei_LegalEntityAxis compact cik0000732697_S000019110Member column rr_ProspectusShareClassAxis compact cik0000732697_C000052853Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/ShareholderFeesData column period compact * column dei_DocumentInformationDocumentAxis compact cik0000732697_UltraSeriesFundMember column dei_LegalEntityAxis compact cik0000732697_S000019111Member column rr_ProspectusShareClassAxis compact cik0000732697_C000052854Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/ShareholderFeesData column period compact * column dei_DocumentInformationDocumentAxis compact cik0000732697_UltraSeriesFundMember column dei_LegalEntityAxis compact cik0000732697_S000019112Member column rr_ProspectusShareClassAxis compact cik0000732697_C000052855Member row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/ShareholderFeesData column period compact * column dei_DocumentInformationDocumentAxis compact cik0000732697_UltraSeriesFundMember column dei_LegalEntityAxis compact cik0000732697_S000030254Member column rr_ProspectusShareClassAxis compact cik0000732697_C000093111Member row primary compact * ~